Earnings per share - Profit attributable to ordinary shareholders (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Profit attributable to shareholders of the parent company	$ 16,035	$ 13,917	$ 5,229
Dividend payable on preference shares classified as equity	0	(7)	(90)
Coupon payable on capital securities classified as equity	(1,213)	(1,303)	(1,241)
Profit (loss), attributable to ordinary equity holders of parent entity	$ 14,822	$ 12,607	$ 3,898